Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued Professional Fees		$ 145	$ 141	$ 253	$ 361	$ 3,308
Accrued Payroll		451	27		40
Accrued Contingency	[1]	412
Accrued Interest		443	289	166	87
Accrued Expenses		337	208	324	113
Total accrued expenses and other current liabilities		$ 1,788	$ 665	$ 743	$ 601

[1]	Refer to Note 16.